FINANCIAL STATEMENTS SCHEDULE I - NOTES TO SCHEDULE I (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) $ / ¥ ¥ / $	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
FINANCIAL STATEMENTS SCHEDULE I
Ordinary Shares Repurchased, But Not Yet Paid	¥ 0	¥ 24,146	¥ 56,953
Dividends Payable	¥ 1,629	1,699	0
Convenience translation rate | $ / ¥	0.1436
Reportable Legal Entities [Member] | ZTO EXPRESS (CAYMAN) INC.
FINANCIAL STATEMENTS SCHEDULE I
Ordinary Shares Repurchased, But Not Yet Paid	¥ 0	24,146	56,953
Dividends Payable	¥ 1,629	¥ 1,699	¥ 0
Convenience translation rate | ¥ / $	6.9618